Condensed Financial Information of Registrant - Basis of Presentation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013 Senior Secured Notes [Member]	Dec. 31, 2012 Senior Secured Notes [Member]
Parent Company Only Financial Information [Line Items]
Ownership percentage of equity holdings		100.00%	100.00%
Restricted net asset percentage	25.00%